Termination of the Plan	12 Months Ended
Jun. 30, 2025
EBP 001
EBP, Description of Plan [Line Items]
Termination of the Plan	Termination of the Plan
Although it has not expressed any intent to do so, the Employer has the right to discontinue contributions and terminate the Plan by action of the Board of Directors, subject to the provisions of ERISA. Upon termination, all assets remaining in the Plan will be distributed to the participants in accordance with participant account values as of the date of termination.